Losses per Share	12 Months Ended
Dec. 31, 2016
Losses per Share [Abstract]
Losses per Share:
19. Losses per share:
The Company calculates basic and diluted losses per share as follows:
	For the years ended December 31,
	2014			2015				2016
	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Loss (numerator)	Weighted- average number of outstanding share (denominator)	Amount per share	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net loss attributable to DryShips Inc.	$(47,512)	-	$-	$(2,847,061)	-	$-	$(198,686)	-	$-
-Less: Convertible Preferred stock dividends							(7,695)
-Less: Non-vested common stock dividends declared and undistributed earnings	(697)	-	-	(570)	-	-	-	-	-
Basic LPS
Loss available to common stockholders	$(48,209)	38,003	$(1,268.56)	$(2,847,631)	55,413	$(51,389.22)	$(206,381)	444,056	$(464.76)
Dilutive effect of securities
Diluted LPS
Loss available to common stockholders	$(48,209)	38,003	$(1,268.56)	$(2,847,631)	55,413	$(51,389.22)	$(206,381)	444,056	$(464.76)

For the years ended December 31,1 2014, 2015 and 2016 and given that the Company incurred losses, the effect of including any potential common shares in the denominator of diluted per-share computations would have been anti-dilutive and therefore, basic and diluted losses per share are the same.
As of January 30, 2017, the Company has successfully completed a $200,000 common stock offering, under which it issued 32,028,079 shares of common stock (as adjusted for the 1-for-8 reverse stock split) to the Investor. As of March 10, 2017, the Company has also sold an aggregate of 103,867,307 shares to the Investor under the Purchase Agreement dated February 17, 2017. (Note 21)